Share-based Payments	12 Months Ended
Dec. 31, 2023
Share-based Payments [Abstract]
Share-based Payments	Share-based Payments
Share-based payments includes stock options, time-based restricted stock units (“RSUs”) and performance-based RSUs in which the expense is recognized based on the grant date fair value of these awards, except for performance-based RSUs to executives that are treated as liability awards where expense is recognized based on reporting date fair value up until settlement date.
Share-based Payment Expense
The Group's share-based payment expense for the years ended December 31, 2023, 2022 and 2021, was $4,415, $14,699, and $13,950 respectively. The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

Year ended December 31,	2023 $	2022 $	2021 $
General and administrative	3,185	8,862	9,310
Research and development	1,230	5,837	4,640
Total	4,415	14,699	13,950
The Performance Share Plan
In June 2015, the Group adopted the Performance Stock Plan (the “2015 PSP”). Under the 2015 PSP and subsequent amendments, awards of ordinary shares may be made to the Directors, senior managers and employees, and other individuals providing services to the Group up to a maximum authorized amount of 10.0 percent of the total ordinary shares outstanding. The shares have various vesting terms over a period of service between one and four years, provided the recipient remains continuously engaged as a service provider. The options awards expire 10 years from the grant date.
In June 2023 the Group adopted a new Performance Stock Plan (the "2023 PSP") that has the same terms as the 2015 PSP but instituted for all new awards a limit of 10.0 percent of the total ordinary shares outstanding over a five-year period.
The share-based awards granted under the PSPs are generally equity-settled (see cash settlements below). As of December 31, 2023, the Group had issued 27,384,777 units of share-based awards under these plans.
RSUs
RSU activity for the years ended December 31, 2023, 2022 and 2021 is detailed as follows:

	Number of Shares/Units	Weighted Average Grant Date Fair Value (GBP) (*)
Outstanding (Non-vested) at January 1, 2021	3,422,582	2.46
RSUs Granted in Period	2,195,133	2.15
Vested	(1,176,695)	2.93
Forfeited	(808,305)	2.25
Outstanding (Non-vested) at December 31, 2021 and January 1, 2022	3,632,715	1.91
RSUs Granted in Period	4,309,883	1.76
Vested	(696,398)	2.80
Forfeited	(1,155,420)	2.67
Outstanding (Non-vested) at December 31, 2022 and January 1, 2023	6,090,780	1.74
RSUs Granted in Period	3,679,669	1.28
Vested	(716,029)	2.00
Forfeited	(1,880,274)	1.94
Outstanding (Non-vested) at December 31, 2023	7,174,146	1.10
*    For liability awards - based on fair value at reporting date.

Each RSU entitles the holder to one ordinary share on vesting and the RSU awards are generally based on a vesting schedule over a one to three-year requisite service period in which the Group recognizes compensation expense for the RSUs. Following vesting, each recipient will be required to make a payment of one pence per ordinary share on settlement of the RSUs.
RSUs granted to the non-executive directors are time-based and equity-settled. The grant date fair value on such RSUs is recognized over the vesting term.
RSUs granted to executives are performance-based and vesting of such RSUs is subject to the satisfaction of both performance and market conditions. The performance condition is based on the achievement of the Group's strategic targets. The market conditions are based on the achievement of the absolute total shareholder return (“TSR”), TSR as compared to the FTSE 250 Index, and TSR as compared to the MSCI Europe Health Care Index. The RSU award performance criteria have changed over time as the criteria are continually evaluated by the Group’s Remuneration Committee.
The Group recognizes the estimated fair value of performance-based awards with non-market conditions as share-based compensation expense over the performance period based upon its determination of whether it is probable that the performance targets will be achieved. The Group assesses the probability of achieving the performance targets at each reporting period. Cumulative adjustments, if any, are recorded to reflect subsequent changes in the estimated outcome of performance-related conditions.
The fair value of the performance-based awards with market conditions is based on the Monte Carlo simulation analysis utilizing a Geometric Brownian Motion process with 100,000 simulations to value those shares. The model considers share price volatility, risk-free rate and other covariance of comparable public companies and other market data to predict distribution of relative share performance.
Liability settled RSUs classification
The RSUs to executives are treated as liability awards as the Group has a historical practice of settling these awards in cash, and as such adjusted to fair value at every reporting date until settlement with changes in fair value recorded in earnings as stock based compensation expense.
The Group incurred share-based payment expenses for RSUs of $827 (including $402 expense in respect of RSU liability awards), $1,637 (including $1,131 expense in respect of RSU liability awards), and $1,540 (including $589 expense in respect of RSU liability awards) for the years ended December 31, 2023, 2022 and 2021, respectively. The decrease in the share-based compensation expense in respect of the RSUs for the year ended December 31, 2023, as compared to the year ended December 31, 2022 is due to reduction in the fair value of the liability awards.
As of December 31, 2023, the carrying amount of the RSU liability awards was $4,782, $1,281 current; $3,501 non current, out of which $1,283 related to awards that have met all their performance and market conditions.
Stock Options
Stock option activity for the years ended December 31, 2023, 2022 and 2021, is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2021	10,916,086	1.81	8.38
Granted	5,424,000	3.34
Exercised	(2,238,187)	0.70		3.63
Forfeited and expired	(687,781)	2.53
Options Exercisable at December 31, 2021 and January 1, 2022	4,773,873	1.42	6.50
Outstanding at December 31, 2021 and January 1, 2022	13,414,118	2.58	8.29
Granted	8,881,000	2.04
Exercised	(577,022)	0.50		2.43
Forfeited and expired	(3,924,215)	2.89
Options Exercisable at December 31, 2022 and January 1, 2023	6,185,216	2.03	6.21
Outstanding at December 31, 2022 and January 1, 2023	17,793,881	2.31	8.03
Granted	3,120,975	2.22
Exercised	(534,034)	1.71		2.46
Forfeited and expired	(3,424,232)	2.40
Options Exercisable at December 31, 2023	9,065,830	2.19	6.01
Outstanding at December 31, 2023	16,956,590	2.29	7.20
The fair value of the stock options awarded by the Group was estimated at the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2023	2022	2021
Expected volatility	43.69%	41.70%	41.05%
Expected terms (in years)	6.16	6.11	6.16
Risk-free interest rate	4.04%	2.13%	1.06%
Expected dividend yield	—	—	—
Exercise price (GBP)	2.22	2.04	3.34
Underlying stock price (GBP)	2.22	2.04	3.34
These assumptions resulted in an estimated weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2023, 2022 and 2021 of $1.37 ,$1.15 and $1.87, respectively.
The Group incurred share-based payment expense for the stock options of $3,310, $8,351 and $6,158 for the years ended December 31, 2023, 2022 and 2021, respectively.
For shares outstanding as of December 31, 2023, the range of exercise prices is detailed as follows:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	439,490	—	5.76
1.00 to 2.00	4,989,572	1.54	5.64
2.00 to 3.00	6,664,028	2.25	8.55
3.00 to 4.00	4,863,500	3.33	7.10
Total	16,956,590	2.29	7.20
Subsidiary Plans
Certain subsidiaries of the Group have adopted stock option plans. A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2023	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2023
Entrega	344,500	—	—	—	—	—	344,500
Follica	2,776,120	—	—	(2,170,547)	(605,573)	—	—
Vedanta	1,824,576	—	—	(1,313)	(29,607)	(1,793,656)	—

	Outstanding as of January 1, 2022	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2022
Entrega	349,500	45,000	—	(50,000)	—	—	344,500
Follica	2,686,120	90,000	—	—	—	—	2,776,120
Sonde	2,049,004	—	—	—	—	(2,049,004)	—
Vedanta	1,991,637	490,506	(400,000)	(65,235)	(192,332)	—	1,824,576

	Outstanding as of January 1, 2021	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2021
Alivio	3,888,168	197,398	(2,373,750)	(506,260)	(1,205,556)	—	—
Entrega	962,000	—	(525,000)	(87,500)	—	—	349,500
Follica	1,309,040	1,383,080	—	(6,000)	—	—	2,686,120
Sonde	2,192,834	—	—	(51,507)	(92,323)	—	2,049,004
Vedanta	1,741,888	451,532	(52,938)	(76,491)	(72,354)	—	1,991,637
The weighted-average exercise prices and remaining contractual life for the options outstanding as of December 31, 2023, were as follows:

Outstanding at December 31, 2023	Number of options	Weighted-average exercise price $	Weighted-average contractual life outstanding
Entrega	344,500	1.91	3.92
There were no grants in 2023 under any of the subsidiary option plans. The weighted average exercise prices for the options granted for the years ended December 31, 2022 and 2021, were as follows:

For the years ended December 31,	2022 $	2021 $
Entrega	0.02	—
Follica	1.86	1.86
Vedanta	14.94	19.69
The weighted average exercise prices for options forfeited during the year ended December 31, 2023, were as follows:

Forfeited during the year ended December 31, 2023	Number of options	Weighted-average exercise price $
Follica	605,573	1.86
Vedanta	29,607	17.06
The weighted average exercise prices for options exercisable as of December 31, 2023, were as follows:

Exercisable at December 31, 2023	Number of Options	Weighted-average exercise price $	Exercise Price Range $
Entrega	329,500	1.99	0.02-2.36
There were no subsidiary options exercised during the year ended December 31, 2023.
For the years ended December 31, 2023, 2022 and 2021, the subsidiaries incurred share-based payment expense of $277, $4,711 and $6,252, respectively.